EXPLORATION AND EVALUATION ASSETS (Tables)	6 Months Ended
Feb. 29, 2020
Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]

Balance, August 31, 2018	$29,406
Additions	8,362
Foreign exchange movement	(976)
Balance, August 31, 2019	$36,792
Additions	1,683
Foreign exchange movement	(1,069)
Balance, February 29, 2020	$37,406